Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Revenues	$ 887,282	$ 671,835	$ 723,605
Costs and expenses	829,356	690,142	720,220
Operating loss	57,926	(18,307)	3,385
Interest income	967	2,013	2,429
Changes in fair value of financial assets at fair value through profit or loss	472	3,746	2,036
Foreign currency exchange gains (losses), net	(327)	(546)	(369)
Finance costs	(1,705)	(2,325)	(1,232)
Profit (loss) before income taxes	56,872	(15,768)	7,020
Income tax expense	11,712	416	994
Profit (loss) for the year	45,160	(16,184)	6,026
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Revenues	0	0	0
Costs and expenses	704	1,206	273
Operating loss	(704)	(1,206)	(273)
Interest income	126	162	200
Changes in fair value of financial assets at fair value through profit or loss	427	3,755	2,094
Foreign currency exchange gains (losses), net	356	(69)	(257)
Finance costs	(3,629)	(4,165)	(3,491)
Share of profits (loss) of subsidiaries and affiliates	50,558	(12,091)	10,296
Profit (loss) before income taxes	47,134	(13,614)	8,569
Income tax expense	0	0	0
Profit (loss) for the year	$ 47,134	$ (13,614)	$ 8,569